Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Total securities available for sale	$ 8,174	$ 10,114
Loans held for sale	135,711	17,385
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,174	10,114
Loans held for sale	135,711	17,385
Yield maintenance provisions (embedded derivatives)	12	17
Interest rate lock commitments	3,104	721
Financial Liabilities:
Interest-rate swaps	12	17
TBA mortgage-backed securities	350	342
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,174	10,114
Loans held for sale	135,711	17,385
Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,017	9,881
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	130	170
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	27	63
Fair Value, Measurements, Recurring [Member] | Yield Maintenance Provisions (Embedded Derivatives) [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Yield maintenance provisions (embedded derivatives)	12	17
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest rate lock commitments	3,104	721
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Interest-rate swaps	12	17
Fair Value, Measurements, Recurring [Member] | TBA Mortgage-Back Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
TBA mortgage-backed securities	$ 350	$ 342